UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JANAUARY 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.5%
	Shares	Value
BELGIUM — 1.2%
UCB	178,000	$12,243,925

CHINA — 6.8%
Alibaba Group Holding ADR *	412,000	41,739,720
Baidu ADR *	145,500	25,472,685

		67,212,405

DENMARK — 1.1%
Genmab *	57,000	10,988,829

INDIA — 12.1%
Asian Paints	1,069,000	15,294,838
Eicher Motors	52,293	17,749,676
Housing Development Finance	1,841,000	37,062,862
Maruti Suzuki India	322,000	27,974,773
Motherson Sumi Systems	2,098,500	10,264,385
Titan Company *	2,224,000	11,868,217

		120,214,751

JAPAN — 3.1%
Fast Retailing	46,500	14,652,998
Ono Pharmaceutical	789,000	16,117,514

		30,770,512

NETHERLANDS — 3.9%
ASML Holding ADR, Cl G	315,000	38,241,000

SOUTH AFRICA — 2.7%
Naspers, Cl N	167,000	26,494,937

THAILAND — 4.5%
Airports of Thailand	1,278,000	15,026,754
CP ALL	17,013,000	29,232,789

		44,259,543

UNITED KINGDOM — 4.5%
ASOS *	409,000	27,094,816
Rolls-Royce Holdings *	2,135,000	17,927,973

		45,022,789

UNITED STATES — 56.6%
Consumer Discretionary — 16.1%
Amazon.com *	46,300	38,127,124
Chipotle Mexican Grill, Cl A *	34,000	14,328,960

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JANAUARY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
Consumer Discretionary — (continued)
Las Vegas Sands	393,000	$20,663,940
NIKE, Cl B	409,000	21,636,100
Priceline Group *	28,900	45,521,257
Starbucks	257,000	14,191,540
Under Armour, Cl A *	131,000	2,815,190
Under Armour, Cl C *	131,986	2,536,771

		159,820,882

Consumer Staples — 2.5%
Whole Foods Market	834,000	25,203,480

Financials — 4.0%
Charles Schwab	968,000	39,920,320

Health Care — 12.6%
Biogen *	77,500	21,486,100
BioMarin Pharmaceutical *	233,000	20,417,790
Edwards Lifesciences *	244,000	23,482,560
Illumina *	147,000	23,534,700
Medidata Solutions *	267,000	13,227,180
Regeneron Pharmaceuticals *	64,000	22,994,560

		125,142,890

Industrials — 1.7%
Kansas City Southern	199,000	17,096,090

Information Technology — 16.9%
Alphabet, Cl A *	25,100	20,586,769
Alphabet, Cl C *	17,700	14,103,183
Facebook, Cl A *	403,000	52,518,960
Visa, Cl A	574,000	47,475,540
Workday, Cl A *	389,000	32,322,010

		167,006,462

Materials — 2.8%
Monsanto	260,000	28,160,600

		562,350,724

TOTAL COMMON STOCK
(Cost $820,307,924)		957,799,415

TOTAL INVESTMENTS — 96.5%
(Cost $820,307,924)†		$957,799,415

Percentages	are based on Net Assets of $992,912,007.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JANAUARY 31, 2017
(Unaudited)

*	Non-income producing security.
†	At January 31, 2017, the tax basis cost of the Fund’s investments was $820,307,924, and the unrealized appreciation and depreciation were $164,931,650 and $(27,440,159) respectively.

ADR—American Depositary Receipt

Cl—Class

As of January 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended January 31, 2017, there were transfers between Level 1 and Level 2 investments as a result of fair valuation of foreign equity securities.

For the period ended January 31, 2017, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

SAN-QH-001-1400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017